VALUE OF IN-FORCE BUSINESS - Schedule of Value of In-Force Business (Details) - In-Force - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business [Line Items]
Acquired value of in-force non-participating investment contracts	£ 175	£ 197
Value of in-force insurance and participating investment contracts	5,244	5,317
Total value of in-force business	£ 5,419	£ 5,514